CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenue	$ 409,280	2,549,856	2,491,290	2,356,604
Cost of goods sold	(219,790)	(1,369,312)	(1,302,653)	(1,192,665)
Gross profit	189,490	1,180,544	1,188,637	1,163,939
Sales, marketing and other operating expenses	(162,388)	(1,011,695)	(1,015,165)	(985,510)
General and administrative expenses	(18,577)	(115,734)	(120,671)	(128,196)
Impairment losses of property and equipment	(1,228)	(7,649)	(14,164)	(3,423)
Other expense				(25,540)
Other income	238	1,480
Income from operations	7,535	46,946	38,637	21,270
Interest income	2,638	16,435	23,154	23,923
Interest expense				(1,200)
Dividend income from cost method investments	727	4,528	3,616	3,028
Equity in income of an equity method investee	215	1,337	1,552	5,808
Gain on disposal of an equity method investee	10,985	68,440
Income before income tax expense	22,100	137,686	66,959	52,829
Income tax expense	(7,639)	(47,594)	(31,026)	(36,321)
Net income attributable to China Nepstar Chain Drugstore Ltd.	14,461	90,092	35,933	16,508
Earnings per ordinary share:
Basic	$ 0.07	0.45	0.17	0.08
Diluted	$ 0.07	0.45	0.17	0.08
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(89)	(555)	430	(3,708)
Comprehensive income attributable to China Nepstar Chain Drugstore Ltd.	$ 14,372	89,537	36,363	12,800